Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental balance sheet information
Property, Plant and Equipment, Transfers and Changes	$ 21.7
Accrued Advertising, Current	5.9	9.4
Interest Payable, Current	23.5	6.6
Inventory, Raw Materials and Supplies	17.6	17.2
Inventory, Finished Goods	60.1	49.4
Receivables, net
Receivables, gross		10.1	66.3
Allowance for doubtful accounts		0	(0.3)
Receivables, net	58.2	10.1	66.0
Inventories
Raw materials and supplies		17.2	14.3
Finished products		49.4	56.1
Inventories	77.7	66.6	70.4
Accounts payable
Trade		19.6	22.1
Accounts Payable, Other, Current		9.2	14.0
Accounts payable	34.7	28.8	36.1
Liabilities, Current [Abstract]
Advertising and promotion		9.4	10.5
Accrued intercompany interest		6.6	6.6
Compensation		8.2	7.9
Miscellaneous accrued taxes		3.7	3.6
Deferred income	6.7	7.7	7.3
Other	4.0	1.9	2.2
Other current liabilities	63.3	37.5	38.1
Property, Plant and Equipment, Gross	591.4	545.1	534.1
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	182.0	133.0	88.2
Property, Plant and Equipment, Net	409.4	412.1	445.9
Employee-related Liabilities, Current	11.8	8.2
Taxes Payable, Current	5.5	3.7
Accrued Income Taxes, Current	5.9	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	93.7	103.5
Deferred Compensation Liability, Classified, Noncurrent	7.8	0
Other Accrued Liabilities, Noncurrent	3.7	1.4
Other liabilities	105.2	104.9	90.7
Trade
Receivables, net
Receivables, gross		3.8	58.4
Other
Receivables, net
Receivables, gross		6.3	7.9
Land [Member]
Liabilities, Current [Abstract]
Property, Plant and Equipment, Gross	12.9	12.2	12.2
Building and Building Improvements [Member]
Liabilities, Current [Abstract]
Property, Plant and Equipment, Gross	134.8	131.3	128.2
Machinery and Equipment [Member]
Liabilities, Current [Abstract]
Property, Plant and Equipment, Gross	407.8	395.3	381.5
Software and Software Development Costs [Member]
Liabilities, Current [Abstract]
Property, Plant and Equipment, Gross	21.7	0
Construction in Progress [Member]
Liabilities, Current [Abstract]
Property, Plant and Equipment, Gross	$ 14.2	$ 6.3	$ 12.2